Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103
+1 215 988 2700 main
+1 215 988 2757 fax

March 24, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Constitution Capital Private Markets Fund, LLC (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder.

Questions and comments may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann
Jillian L. Bosmann